1. Summary of Significant Accounting Policies: Fair Values of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Fair Values of Financial Instruments:

Fair Values of Financial Instruments:

           The following methods and assumptions are used by the Company in estimating fair values for financial instruments.

               Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

               Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

               Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under Accounting Standards Codification ("ASC")  No. 820, Fair Value Measurements.  See Note 4 for fair value measurement of available-for-sale marketable debt securities and for information related to how these securities are valued.

               Equity Method Investment.  The fair value of equity method investment is estimated based on the Company's allocable share of the investee net asset value as of the reporting date.

               Senior Debt.  The carrying value of the Company's senior debt securities approximate fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 financial liability.

               Subordinated Debt.  The carrying value of the Company's subordinated debt securities approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.